Income Taxes (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate [Line Items]
Effective Income Tax Rates
The following tables summarize the effective income tax rates for Cleco and Cleco Power for the three months ended March 31, 2020, and 2019:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	19.8%	22.6%

The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$195,830	$123,819	$145,159
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$41,124	$26,002	$50,806
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	9,565	6,288	5,047
Return to accrual adjustment	(3,963)	(193)	(608)
TCJA	—	(19)	(46,291)
NMTC	—	(1,578)	313
Other, net	1,126	(717)	(2,931)
Total tax expense	$43,165	$29,382	$7,079
Effective rate	22.0%	23.7%	4.9%

Cleco Power
Effective Income Tax Rate [Line Items]
Effective Income Tax Rates
Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	22.0%	23.0%

The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$193,714	$218,181	$218,069
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$40,680	$45,818	$76,324
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	11,683	11,080	7,583
Return to accrual adjustment	(2,008)	483	(284)
TCJA	—	(19)	(14,292)
Other, net	(216)	(1,037)	(2,743)
Total taxes	$45,452	$55,924	$67,331
Effective rate	23.5%	25.6%	30.9%